Summary of Fair Value of Classes of Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans USD ($)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 All Other Japanese plans USD ($)	Mar. 31, 2013 All Other Japanese plans JPY (¥)	Mar. 31, 2012 All Other Japanese plans JPY (¥)	Mar. 31, 2013 All Other Foreign Plans USD ($)	Mar. 31, 2013 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Japanese plans USD ($)	Mar. 31, 2013 Level 1 Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Level 1 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 1 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 1 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Japanese plans USD ($)	Mar. 31, 2013 Level 2 Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Level 2 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 2 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 2 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Japanese plans USD ($)	Mar. 31, 2013 Level 3 Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Japanese plans USD ($)	Mar. 31, 2012 Level 3 Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Japanese plans JPY (¥)	Mar. 31, 2010 Level 3 Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Foreign Plans USD ($)	Mar. 31, 2012 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2010 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Japanese plans USD ($)	Mar. 31, 2012 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2010 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2010 Level 3 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Level 3 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Japanese plans USD ($)	Mar. 31, 2012 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2010 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Foreign Plans USD ($)	Mar. 31, 2012 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2010 Level 3 All Other Foreign Plans JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 11,592	¥ 1,090,258	$ 9,862	¥ 927,545	¥ 885,741	$ 5,096	¥ 479,239	$ 3,649	¥ 343,226	¥ 297,644	$ 6,655	¥ 625,850	¥ 511,309	$ 2,872	¥ 270,150	¥ 189,770	$ 4,689	¥ 440,971	¥ 353,282	$ 1,952	¥ 183,611	¥ 114,955	$ 1,966	¥ 184,879	¥ 158,027	$ 920	¥ 86,539	¥ 74,815	$ 3,294	¥ 309,835	¥ 260,669	$ 1,386	¥ 130,323	¥ 97,424	$ 2,168	¥ 203,933	¥ 176,596	$ 455	¥ 42,754	¥ 43,062	$ 870	¥ 81,867	¥ 63,327	$ 501	¥ 47,083	¥ 25,084	$ 256	¥ 24,035	¥ 20,746	$ 430	¥ 40,486	¥ 29,278	$ 971	¥ 91,326	¥ 83,993	$ 13	¥ 1,202		$ 672	¥ 63,247	¥ 71,574	$ 825	¥ 77,564	¥ 56,032	$ 5,748	¥ 540,627	¥ 443,615	$ 2,780	¥ 261,433	¥ 161,223	$ 4,689	¥ 440,971	¥ 353,282	$ 1,952	¥ 183,611	¥ 114,955	$ 4,689	¥ 440,971	¥ 353,282	$ 1,952	¥ 183,611	¥ 114,955							$ 870	¥ 81,867	¥ 63,327	$ 501	¥ 47,083	¥ 25,084							$ 870	¥ 81,867	¥ 63,327	$ 501	¥ 47,083	¥ 25,084													$ 189	¥ 17,789	¥ 27,006	$ 327	¥ 30,739	¥ 21,184	$ 5,398	¥ 507,655	¥ 443,274	$ 1,884	¥ 177,199	¥ 150,626	$ 1,966	¥ 184,879	¥ 158,027	$ 920	¥ 86,539	¥ 74,815							$ 1,966	¥ 184,879	¥ 158,027	$ 920	¥ 86,539	¥ 74,815	$ 2,419	¥ 227,527	¥ 196,751	$ 885	¥ 83,240	¥ 72,340	$ 2,168	¥ 203,933	¥ 176,596	$ 455	¥ 42,754	¥ 43,062							$ 251	¥ 23,594	¥ 20,155	$ 430	¥ 40,486	¥ 29,278	$ 971	¥ 91,326	¥ 83,993	$ 13	¥ 1,202		$ 42	¥ 3,923	¥ 4,503	$ 66	¥ 6,218	¥ 3,471	$ 446	¥ 41,976	$ 432	¥ 40,656	¥ 39,120	¥ 38,349	$ 432	¥ 40,607	$ 334	¥ 31,377	¥ 20,477	¥ 11,760																			$ 5	¥ 441	$ 6	¥ 591	¥ 746	¥ 928		¥ 2,663													$ 5	¥ 441	¥ 591										$ 441	¥ 41,535	$ 426	¥ 40,065	¥ 38,374	¥ 37,421	$ 432	¥ 40,607	$ 334	¥ 31,377	¥ 20,477	¥ 9,097